INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Revenue
Rent	$ 133,809,671		$ 162,298,910
Interest and other	5,092,623		6,084,629
Operating Partnerships Revenues	138,902,294		168,383,539
Expenses
Interest	28,620,800		33,387,199
Depreciation and amortization	36,149,060		47,293,084
Taxes and insurance	16,948,203		20,872,713
Repairs and maintenance	25,528,297		28,630,757
Operating expenses	48,235,197		59,311,990
Impairment loss	0		0
Other expenses	2,884,680		4,093,159
Operating Partnerships Total Expenses	158,366,237		193,588,902
NET INCOME (LOSS)	(19,463,943)		(25,205,363)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(14,509,277)	[1]	(18,485,088)	[2]
Net income (loss) allocated to other partners	(4,954,666)		(6,720,275)
Series Twenty [Member]
Revenue
Rent	1,217,816		2,237,679
Interest and other	48,847		86,946
Operating Partnerships Revenues	1,266,663		2,324,625
Expenses
Interest	115,541		373,068
Depreciation and amortization	319,062		693,878
Taxes and insurance	138,980		273,220
Repairs and maintenance	320,889		596,259
Operating expenses	470,123		969,622
Impairment loss	0		0
Other expenses	9,439		56,738
Operating Partnerships Total Expenses	1,374,034		2,962,785
NET INCOME (LOSS)	(107,371)		(638,160)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(71,803)	[1]	(366,227)	[2]
Net income (loss) allocated to other partners	(35,568)		(271,933)
Series Twenty One [Member]
Revenue
Rent	1,867,952		1,824,069
Interest and other	7,857		15,179
Operating Partnerships Revenues	1,875,809		1,839,248
Expenses
Interest	490,826		522,766
Depreciation and amortization	318,863		326,104
Taxes and insurance	191,753		179,613
Repairs and maintenance	263,021		253,968
Operating expenses	520,312		603,582
Impairment loss	0		0
Other expenses	98,655		45,815
Operating Partnerships Total Expenses	1,883,430		1,931,848
NET INCOME (LOSS)	(7,621)		(92,600)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(28,188)	[1]	(98,321)	[2]
Net income (loss) allocated to other partners	20,567		5,721
Series Twenty Two [Member]
Revenue
Rent	1,919,368		2,477,250
Interest and other	62,291		73,964
Operating Partnerships Revenues	1,981,659		2,551,214
Expenses
Interest	313,777		496,594
Depreciation and amortization	444,060		558,497
Taxes and insurance	322,692		382,939
Repairs and maintenance	453,646		629,883
Operating expenses	637,044		777,142
Impairment loss	0		0
Other expenses	66,694		73,572
Operating Partnerships Total Expenses	2,237,913		2,918,627
NET INCOME (LOSS)	(256,254)		(367,413)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(209,033)	[1]	(264,711)	[2]
Net income (loss) allocated to other partners	(47,221)		(102,702)
Series Twenty Three [Member]
Revenue
Rent	4,026,811		4,435,882
Interest and other	131,358		163,448
Operating Partnerships Revenues	4,158,169		4,599,330
Expenses
Interest	595,453		795,239
Depreciation and amortization	998,721		1,158,287
Taxes and insurance	584,252		644,328
Repairs and maintenance	901,765		944,241
Operating expenses	1,486,530		1,743,795
Impairment loss	0		0
Other expenses	73,654		76,533
Operating Partnerships Total Expenses	4,640,375		5,362,423
NET INCOME (LOSS)	(482,206)		(763,093)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(91,241)	[1]	(361,723)	[2]
Net income (loss) allocated to other partners	(390,965)		(401,370)
Series Twenty Four [Member]
Revenue
Rent	1,185,807		1,636,612
Interest and other	21,856		30,368
Operating Partnerships Revenues	1,207,663		1,666,980
Expenses
Interest	133,847		245,476
Depreciation and amortization	354,174		503,096
Taxes and insurance	121,745		217,169
Repairs and maintenance	297,226		351,054
Operating expenses	498,805		640,559
Impairment loss	0		0
Other expenses	11,000		23,919
Operating Partnerships Total Expenses	1,416,797		1,981,273
NET INCOME (LOSS)	(209,134)		(314,293)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(175,016)	[1]	(241,279)	[2]
Net income (loss) allocated to other partners	(34,118)		(73,014)
Series Twenty Five [Member]
Revenue
Rent	855,551		1,262,550
Interest and other	20,571		22,841
Operating Partnerships Revenues	876,122		1,285,391
Expenses
Interest	87,463		171,813
Depreciation and amortization	164,447		246,603
Taxes and insurance	100,077		125,928
Repairs and maintenance	173,689		238,246
Operating expenses	341,298		443,788
Impairment loss	0		0
Other expenses	10,814		20,949
Operating Partnerships Total Expenses	877,788		1,247,327
NET INCOME (LOSS)	(1,666)		38,064
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(51,562)	[1]	(43,041)	[2]
Net income (loss) allocated to other partners	49,896		81,105
Series Twenty Six [Member]
Revenue
Rent	2,669,145		4,790,165
Interest and other	84,503		169,267
Operating Partnerships Revenues	2,753,648		4,959,432
Expenses
Interest	428,375		716,630
Depreciation and amortization	697,838		1,466,667
Taxes and insurance	372,572		672,261
Repairs and maintenance	815,668		1,143,771
Operating expenses	1,060,538		1,868,618
Impairment loss	0		0
Other expenses	15,500		123,014
Operating Partnerships Total Expenses	3,390,491		5,990,961
NET INCOME (LOSS)	(636,843)		(1,031,529)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(600,059)	[1]	(842,204)	[2]
Net income (loss) allocated to other partners	(36,784)		(189,325)
Series Twenty Seven [Member]
Revenue
Rent	4,469,724		6,040,191
Interest and other	53,695		158,902
Operating Partnerships Revenues	4,523,419		6,199,093
Expenses
Interest	929,956		1,151,459
Depreciation and amortization	924,307		1,673,915
Taxes and insurance	529,607		669,786
Repairs and maintenance	815,165		973,244
Operating expenses	1,336,544		1,840,267
Impairment loss	0		0
Other expenses	45,967		195,226
Operating Partnerships Total Expenses	4,581,546		6,503,897
NET INCOME (LOSS)	(58,127)		(304,804)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(259,374)	[1]	(277,730)	[2]
Net income (loss) allocated to other partners	201,247		(27,074)
Series Twenty Eight [Member]
Revenue
Rent	3,183,563		7,997,536
Interest and other	71,396		191,608
Operating Partnerships Revenues	3,254,959		8,189,144
Expenses
Interest	463,092		994,517
Depreciation and amortization	939,289		2,111,756
Taxes and insurance	391,411		973,644
Repairs and maintenance	533,271		1,506,121
Operating expenses	1,418,059		2,953,257
Impairment loss	0		0
Other expenses	9,800		167,721
Operating Partnerships Total Expenses	3,754,922		8,707,016
NET INCOME (LOSS)	(499,963)		(517,872)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(540,340)	[1]	(953,311)	[2]
Net income (loss) allocated to other partners	40,377		435,439
Series Twenty Nine [Member]
Revenue
Rent	2,898,160		6,399,091
Interest and other	197,710		279,731
Operating Partnerships Revenues	3,095,870		6,678,822
Expenses
Interest	817,904		1,216,242
Depreciation and amortization	721,976		2,078,912
Taxes and insurance	428,456		952,282
Repairs and maintenance	572,581		991,855
Operating expenses	1,156,241		2,645,977
Impairment loss	0		0
Other expenses	36,460		96,260
Operating Partnerships Total Expenses	3,733,618		7,981,528
NET INCOME (LOSS)	(637,748)		(1,302,706)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(594,731)	[1]	(1,065,191)	[2]
Net income (loss) allocated to other partners	(43,017)		(237,515)
Series Thirty [Member]
Revenue
Rent	3,714,407		5,127,821
Interest and other	72,038		170,948
Operating Partnerships Revenues	3,786,445		5,298,769
Expenses
Interest	372,442		551,540
Depreciation and amortization	791,658		1,202,369
Taxes and insurance	449,833		609,014
Repairs and maintenance	630,308		1,071,737
Operating expenses	2,111,960		2,573,560
Impairment loss	0		0
Other expenses	18,054		61,971
Operating Partnerships Total Expenses	4,374,255		6,070,191
NET INCOME (LOSS)	(587,810)		(771,422)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(378,697)	[1]	(621,294)	[2]
Net income (loss) allocated to other partners	(209,113)		(150,128)
Series Thirty One [Member]
Revenue
Rent	5,626,027		9,574,095
Interest and other	127,941		473,966
Operating Partnerships Revenues	5,753,968		10,048,061
Expenses
Interest	626,969		1,133,836
Depreciation and amortization	1,302,626		2,678,740
Taxes and insurance	858,669		1,450,339
Repairs and maintenance	1,087,384		1,457,335
Operating expenses	2,430,076		3,634,252
Impairment loss	0		0
Other expenses	24,182		647,743
Operating Partnerships Total Expenses	6,329,906		11,002,245
NET INCOME (LOSS)	(575,938)		(954,184)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(621,755)	[1]	(1,155,732)	[2]
Net income (loss) allocated to other partners	45,817		201,548
Series Thirty Two [Member]
Revenue
Rent	5,204,561		6,508,476
Interest and other	164,924		219,944
Operating Partnerships Revenues	5,369,485		6,728,420
Expenses
Interest	1,156,200		1,258,641
Depreciation and amortization	1,794,269		2,463,661
Taxes and insurance	660,910		845,962
Repairs and maintenance	873,026		1,009,687
Operating expenses	1,939,605		2,495,964
Impairment loss	0		0
Other expenses	312,489		481,906
Operating Partnerships Total Expenses	6,736,499		8,555,821
NET INCOME (LOSS)	(1,367,014)		(1,827,401)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,317,109)	[1]	(1,433,129)	[2]
Net income (loss) allocated to other partners	(49,905)		(394,272)
Series Thirty Three [Member]
Revenue
Rent	3,425,638		6,345,248
Interest and other	126,626		258,319
Operating Partnerships Revenues	3,552,264		6,603,567
Expenses
Interest	663,809		1,154,157
Depreciation and amortization	992,997		2,147,969
Taxes and insurance	397,900		894,942
Repairs and maintenance	508,567		731,636
Operating expenses	1,385,183		2,880,503
Impairment loss	0		0
Other expenses	140,488		166,042
Operating Partnerships Total Expenses	4,088,944		7,975,249
NET INCOME (LOSS)	(536,680)		(1,371,682)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(326,229)	[1]	(566,103)	[2]
Net income (loss) allocated to other partners	(210,451)		(805,579)
Series Thirty Four [Member]
Revenue
Rent	3,177,735		7,029,164
Interest and other	202,682		280,275
Operating Partnerships Revenues	3,380,417		7,309,439
Expenses
Interest	539,486		1,042,365
Depreciation and amortization	865,727		2,602,919
Taxes and insurance	411,480		1,040,409
Repairs and maintenance	553,851		975,500
Operating expenses	1,331,549		3,358,381
Impairment loss	0		0
Other expenses	10,300		71,056
Operating Partnerships Total Expenses	3,712,393		9,090,630
NET INCOME (LOSS)	(331,976)		(1,781,191)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(402,243)	[1]	(1,227,938)	[2]
Net income (loss) allocated to other partners	70,267		(553,253)
Series Thirty Five [Member]
Revenue
Rent	6,331,295		6,475,964
Interest and other	271,268		198,981
Operating Partnerships Revenues	6,602,563		6,674,945
Expenses
Interest	1,367,800		1,402,582
Depreciation and amortization	1,873,876		2,005,105
Taxes and insurance	918,116		860,037
Repairs and maintenance	1,073,685		1,064,089
Operating expenses	2,195,830		2,314,187
Impairment loss	0		0
Other expenses	98,918		70,908
Operating Partnerships Total Expenses	7,528,225		7,716,908
NET INCOME (LOSS)	(925,662)		(1,041,963)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(579,167)	[1]	(688,552)	[2]
Net income (loss) allocated to other partners	(346,495)		(353,411)
Series Thirty Six [Member]
Revenue
Rent	4,831,977		4,744,459
Interest and other	213,639		125,527
Operating Partnerships Revenues	5,045,616		4,869,986
Expenses
Interest	938,402		958,450
Depreciation and amortization	1,534,818		1,518,135
Taxes and insurance	692,211		660,902
Repairs and maintenance	882,040		697,438
Operating expenses	1,810,123		1,835,337
Impairment loss	0		0
Other expenses	157,147		75,054
Operating Partnerships Total Expenses	6,014,741		5,745,316
NET INCOME (LOSS)	(969,125)		(875,330)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(567,327)	[1]	(489,323)	[2]
Net income (loss) allocated to other partners	(401,798)		(386,007)
Series Thirty Seven [Member]
Revenue
Rent	4,713,775		5,733,586
Interest and other	197,977		234,903
Operating Partnerships Revenues	4,911,752		5,968,489
Expenses
Interest	1,034,694		1,033,729
Depreciation and amortization	1,521,527		2,115,278
Taxes and insurance	805,387		965,919
Repairs and maintenance	857,626		924,582
Operating expenses	2,251,017		2,758,869
Impairment loss	0		0
Other expenses	159,590		138,964
Operating Partnerships Total Expenses	6,629,841		7,937,341
NET INCOME (LOSS)	(1,718,089)		(1,968,852)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,274,223)	[1]	(1,423,309)	[2]
Net income (loss) allocated to other partners	(443,866)		(545,543)
Series Thirty Eight [Member]
Revenue
Rent	4,779,926		4,541,271
Interest and other	179,331		181,334
Operating Partnerships Revenues	4,959,257		4,722,605
Expenses
Interest	918,655		969,147
Depreciation and amortization	1,183,265		1,180,606
Taxes and insurance	572,145		576,518
Repairs and maintenance	956,683		792,059
Operating expenses	1,804,257		1,772,891
Impairment loss	0		0
Other expenses	91,774		107,940
Operating Partnerships Total Expenses	5,526,779		5,399,161
NET INCOME (LOSS)	(567,522)		(676,556)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(403,406)	[1]	(447,771)	[2]
Net income (loss) allocated to other partners	(164,116)		(228,785)
Series Thirty Nine [Member]
Revenue
Rent	3,734,564		3,579,382
Interest and other	234,097		223,143
Operating Partnerships Revenues	3,968,661		3,802,525
Expenses
Interest	745,647		762,859
Depreciation and amortization	1,020,047		1,044,496
Taxes and insurance	462,005		450,988
Repairs and maintenance	680,957		616,711
Operating expenses	1,614,834		1,611,348
Impairment loss	0		0
Other expenses	128,784		144,684
Operating Partnerships Total Expenses	4,652,274		4,631,086
NET INCOME (LOSS)	(683,613)		(828,561)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(503,080)	[1]	(594,093)	[2]
Net income (loss) allocated to other partners	(180,533)		(234,468)
Series Forty [Member]
Revenue
Rent	9,878,718		9,759,272
Interest and other	447,725		432,340
Operating Partnerships Revenues	10,326,443		10,191,612
Expenses
Interest	3,028,343		3,077,212
Depreciation and amortization	2,582,120		2,580,262
Taxes and insurance	1,458,206		1,426,929
Repairs and maintenance	1,694,802		1,443,089
Operating expenses	2,771,878		2,649,473
Impairment loss	0		0
Other expenses	120,338		119,822
Operating Partnerships Total Expenses	11,655,687		11,296,787
NET INCOME (LOSS)	(1,329,244)		(1,105,175)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(795,406)	[1]	(726,480)	[2]
Net income (loss) allocated to other partners	(533,838)		(378,695)
Series Forty One [Member]
Revenue
Rent	12,178,082		12,055,887
Interest and other	455,280		466,528
Operating Partnerships Revenues	12,633,362		12,522,415
Expenses
Interest	3,421,146		3,476,503
Depreciation and amortization	2,994,036		2,982,256
Taxes and insurance	1,542,802		1,463,591
Repairs and maintenance	2,102,021		1,907,833
Operating expenses	3,274,025		2,996,818
Impairment loss	0		0
Other expenses	335,957		287,945
Operating Partnerships Total Expenses	13,669,987		13,114,946
NET INCOME (LOSS)	(1,036,625)		(592,531)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(556,039)	[1]	(621,885)	[2]
Net income (loss) allocated to other partners	(480,586)		29,354
Series Forty Two [Member]
Revenue
Rent	10,209,179		10,535,566
Interest and other	332,895		338,914
Operating Partnerships Revenues	10,542,074		10,874,480
Expenses
Interest	2,332,402		2,513,476
Depreciation and amortization	2,679,560		2,809,331
Taxes and insurance	1,103,980		1,142,938
Repairs and maintenance	2,048,590		1,901,477
Operating expenses	3,265,258		3,268,203
Impairment loss	0		0
Other expenses	339,194		294,006
Operating Partnerships Total Expenses	11,768,984		11,929,431
NET INCOME (LOSS)	(1,226,910)		(1,054,951)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(896,588)	[1]	(894,568)	[2]
Net income (loss) allocated to other partners	(330,322)		(160,383)
Series Forty Three [Member]
Revenue
Rent	10,072,737		9,974,760
Interest and other	452,855		393,335
Operating Partnerships Revenues	10,525,592		10,368,095
Expenses
Interest	2,221,745		2,280,961
Depreciation and amortization	3,030,459		3,048,910
Taxes and insurance	1,042,600		1,004,171
Repairs and maintenance	1,973,044		1,927,314
Operating expenses	3,561,520		3,343,630
Impairment loss	0		0
Other expenses	148,173		193,811
Operating Partnerships Total Expenses	11,977,541		11,798,797
NET INCOME (LOSS)	(1,451,949)		(1,430,702)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(693,868)	[1]	(816,218)	[2]
Net income (loss) allocated to other partners	(758,081)		(614,484)
Series Forty Four [Member]
Revenue
Rent	7,520,393		7,332,990
Interest and other	318,360		261,044
Operating Partnerships Revenues	7,838,753		7,594,034
Expenses
Interest	2,132,113		2,169,441
Depreciation and amortization	2,046,094		2,040,636
Taxes and insurance	579,704		552,748
Repairs and maintenance	1,352,833		1,391,438
Operating expenses	2,509,667		2,418,295
Impairment loss	0		0
Other expenses	85,953		95,028
Operating Partnerships Total Expenses	8,706,364		8,667,586
NET INCOME (LOSS)	(867,611)		(1,073,552)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(645,418)	[1]	(602,519)	[2]
Net income (loss) allocated to other partners	(222,193)		(471,033)
Series Forty Five [Member]
Revenue
Rent	8,302,134		8,074,526
Interest and other	322,843		311,152
Operating Partnerships Revenues	8,624,977		8,385,678
Expenses
Interest	1,477,829		1,550,152
Depreciation and amortization	2,523,338		2,509,590
Taxes and insurance	1,002,510		1,047,218
Repairs and maintenance	1,991,497		1,790,623
Operating expenses	3,012,417		2,837,621
Impairment loss	0		0
Other expenses	214,116		207,293
Operating Partnerships Total Expenses	10,221,707		9,942,497
NET INCOME (LOSS)	(1,596,730)		(1,556,819)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(912,947)	[1]	(723,969)	[2]
Net income (loss) allocated to other partners	(683,783)		(832,850)
Series Forty Six [Member]
Revenue
Rent	5,814,626		5,805,418
Interest and other	272,058		321,722
Operating Partnerships Revenues	6,086,684		6,127,140
Expenses
Interest	1,266,884		1,368,344
Depreciation and amortization	1,529,906		1,545,106
Taxes and insurance	808,200		788,918
Repairs and maintenance	1,114,462		1,299,567
Operating expenses	2,040,504		2,076,051
Impairment loss	0		0
Other expenses	121,240		49,239
Operating Partnerships Total Expenses	6,881,196		7,127,225
NET INCOME (LOSS)	(794,512)		(1,000,085)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,014,428)	[1]	(938,467)	[2]
Net income (loss) allocated to other partners	$ 219,916		$ (61,618)

[1]	Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.